Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Carrying Amount and Accumulated Amortization of the Core Deposit Intangible Asset

The carrying amount and accumulated amortization of the core deposit intangible asset at December 31, 2012 and 2011 was:

	Gross Carrying Amount	2012 Accumulated Amortization	2011 Accumulated Amortization
	(In thousands)

Core deposits	$812	$507	$388